SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                    MODIFIED SINGLE PREMIUM DEFERRED VARIABLE

                                ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT-10

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED NAMES:

     ----------------------------------------------------------- ----------------------------------------------------------
                  OLD UNDERLYING MUTUAL FUND NAME                             NEW UNDERLYING MUTUAL FUND NAME
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     Gartmore Variable Insurance Trust ("GVIT") - Gartmore       GVIT - Gartmore GVIT Nationwide(R)Fund:
     GVIT Total Return Fund: Class I (formerly, Total Return     Class I
     Fund)
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     GVIT - MAS GVIT Multi Sector Bond Fund: Class I             GVIT - Van Kampen GVIT Multi Sector Bond Fund: Class I
     (formerly, MAS NSAT Multi Sector Bond Fund)
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     GVIT - Strong GVIT Mid Cap Growth Fund:                     GVIT - Gartmore GVIT Mid Cap Growth Fund: Class I
     Class I (formerly, Strong NSAT Mid Cap Growth Fund)
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     Neuberger Berman Advisers Management Trust - AMT Mid Cap    Neuberger Berman Advisers Management Trust - AMT Mid Cap
     Growth Portfolio                                            Growth Portfolio: Class I
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     Oppenheimer Variable Account Funds - Oppenheimer Main       Oppenheimer Variable Account Funds - Oppenheimer Main
     Street(R)Growth & Income Fund/VA: Initial Class              Street(R)Fund/VA: Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     Strong Opportunity Fund II, Inc.                            Strong Opportunity Fund II, Inc.: Investor Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     The Universal Institutional Funds, Inc. - Emerging          The Universal Institutional Funds, Inc. - Emerging
     Markets Debt Portfolio                                      Markets Debt Portfolio: Class I
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     The Universal Institutional Funds, Inc. - U.S. Real         The Universal Institutional Funds, Inc. - U.S. Real
     Estate Portfolio                                            Estate Portfolio: Class I
     ----------------------------------------------------------- ----------------------------------------------------------


2. THE FOLLOWING UNDERLYING MUTUAL FUNDS HAVE CHANGED SUBADVISERS:

     ---------------------------------------- --------------------------------- -----------------------------------------
             UNDERLYING MUTUAL FUND                    OLD SUBADVISER                        NEW SUBADVISER
     ---------------------------------------- --------------------------------- -----------------------------------------
     ---------------------------------------- --------------------------------- -----------------------------------------
     GVIT - Van Kampen GVIT Multi Sector      Miller, Anderson & Sherrerd, LLP  Van Kampen Asset Management, Inc.
     Bond Fund: Class I
     ---------------------------------------- --------------------------------- -----------------------------------------
     ---------------------------------------- --------------------------------- -----------------------------------------
     The Dreyfus Socially Responsible         NCM Capital Management Group,     The Dreyfus Corporation
     Growth Fund, Inc.: Initial Shares        Inc.
     ---------------------------------------- --------------------------------- -----------------------------------------

3.   ALL REFERENCES TO DREYFUS INVESTMENT PORTFOLIOS - EUROPEAN EQUITY
     PORTFOLIO: INITIAL SHARES ARE REMOVED IN LIGHT OF THE LIQUIDATION THAT OCCURRED ON OCTOBER 21, 2002.